Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2024 and December 31, 2023 consisted of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Computer equipment	$69,291	$81,138
Furniture, fixture, and office and medical equipment	32,435	150,292
Leasehold improvements	108,187	543,975
Laboratory equipment	4,335,722	4,336,764
Motor vehicle under finance leases	239,093	239,093
	4,784,728	5,351,262
Less: accumulated depreciation and impairment	4,784,728	3,687,336
Property and equipment, net	$-	$1,663,926

Depreciation expenses for property and equipment amounted to $235,827 and $605,847 for the six months ended June 30, 2024 and 2023, respectively.

During the six months ended June 30, 2024, an impairment loss relating to laboratory equipment, computer equipment, and furniture, fixture, and office equipment amounted to $1,421,782 and $5,520 were recorded in research and development expenses and other operating expenses, respectively, as the Group considered that the carrying amount of these property and equipment may not be recoverable. During the six months ended June 30, 2023, an impairment loss relating to the office and medical equipment, and computer equipment related to the Hong Kong healthcare services amounted to $28,128, was recorded in other operating expenses, as the Group considered that the carrying amount of these property and equipment may not be recoverable.

During the six months ended June 30, 2024 and 2023, gain on disposal of fixed assets of $58,621 and $11,720, respectively, were recorded in other operating expenses.